RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012 Tanker	Jan. 10, 2013	Jan. 31, 2014 Person	Dec. 31, 2012 Tanker	Dec. 31, 2011
Related Party Transaction [Line Items]
Costs and expenses, related party	$ 0	$ 0	$ 3,930,000
Number of tankers withdrawn from pool			9
Private equity placement issued amount	113,433,000	172,611,000	75,582,000
Investment in Nordic American Offshore Ltd	55,223,000	64,128,000
Dividend income recognized	252,000	0	0
Warrants received (in shares)	833,333	833,333
Warrants exercise price (n dollars per share)	$ 15.00	$ 15.00
Percentage of warrants vesting increments (in hundredths)	20.00%
Percentages of increase in volume weighted average price (in hundredths)	10.00%
Minimum business days required for exercise level of VWAP	10 days
VWAP minimum trading volume of exercise levels	2,000,000	2,000,000
Warrants vested (in shares)	333,333
Minimum [Member]
Related Party Transaction [Line Items]
Percentage of common shares increase (in hundredths)	25.00%	25.00%
Maximum [Member]
Related Party Transaction [Line Items]
Percentage of common shares increase (in hundredths)	65.00%	65.00%
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)			2.00%
New amount of management fee due to decrease in the period		150,000,000
Previous amount of management fee before decrease in the period		500,000,000
Restricted shares authorized (in shares)							400,000
Individuals in management and board members participating in incentive plan	27		23
Allocated restricted common shares subject to vesting (in shares)	226,000
Restricted shares issued to the Manager (in shares)				174,000
Share-based compensation expense				1,100,000
Costs and expenses, related party			3,900,000
Common Shares of treasury stock distributed (in shares)					33,000
Treasury stock distributed among the persons					14
Percentage of ownership (in hundredths)			100.00%			100.00%
Former Director [Member]
Related Party Transaction [Line Items]
Accounts payable	0	0
Costs and expenses, related party	100,000	100,000	100,000
Immediate Family Member of the Chairman [Member]
Related Party Transaction [Line Items]
Accounts payable	0
Costs and expenses, related party	100,000
Orion Tankers Pool [Member]
Related Party Transaction [Line Items]
Number of tankers withdrawn from pool						9
Nordic American Offshore Limited [Member]
Related Party Transaction [Line Items]
Dividend income recognized	200,000
Company acquired shares in market (In shares)	488,216
Percentage of ownership (in hundredths)	19.20%
Warrants vested (in shares)	333,333
Nordic American Offshore Limited [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Private equity placement issued amount		250,000,000
Investment in Nordic American Offshore Ltd		$ 65,000,000
Private equity placement participation (in hundredths)	17.00%	26.00%